SUBSEQUENT EVENTS	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

On July 1, 2020, the Company closed its acquisition of Hilo Equipment & Services, distributor of material handling equipment with three branches in the New York City metro area. Under the terms of the agreement, the purchase price at close was $17.3 million in cash and potential earn out payments tied to post closing performance of the Hilo business.

On July 31, 2020, the Company announced its entry into a definitive agreement to acquire Martin Implement Sales, Inc., a privately held premium distributor of construction and agricultural equipment in the greater Chicago area. The acquisition is expected to close during the third quarter of 2020.

NOTE 7 — SUBSEQUENT EVENTS

On December 12, 2019, the Company entered into the Agreement and Plan of Merger (the “Merger Agreement”) with BR Canyon Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), Alta Equipment Holdings Inc., a Michigan corporation (“Alta Holdings”) and Ryan Greenawalt (the “Business Combination”).

On February 11, 2020, the Business Combination was approved by the stockholders of the Company at the special meeting of stockholders. In connection with the Business Combination, 1,049,036 shares of the Company’s Class A common stock were redeemed at a per share price of approximately $10.14.

On February 14, 2020 (the “Closing Date”), the Company consummated the Business Combination, pursuant to which the Company acquired Alta Holdings. In connection with the closing of the business combination (the “Closing”), pursuant to the Merger Agreement, Merger Sub merged with and into Alta Holdings, with Alta Holdings surviving the merger in accordance with the Michigan General Corporation Law as a wholly owned subsidiary of the Company (the “Merger”). Immediately after the Closing, the Company had 29,511,359 shares of common stock outstanding, 16,884,213 of which were held by non-affiliates of the Company.

At the Closing, the Company also consummated the Forward Purchase Agreement and the private placement of 3,500,000 shares of common stock to certain accredited investors in connection with the subscription agreements entered into in connection with the Merger Agreement.